Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 876,056	$ 896,475	$ 891,187
Shares issued during the year on exercise of share based awards	37,989	35,643	36,645
Ending balance	1,116,418	876,056	896,475
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	53	53	53
Ending balance	55	53	53
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	2,057,362	2,034,663	2,021,197
Ending balance	$ 2,161,217	$ 2,057,362	$ 2,034,663
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	66,462,562	65,606,041
Shares issued during the year on exercise of share based awards	3,652,013	856,521
Ending balance	70,114,575	66,462,562	65,606,041
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 33	$ 33
Shares issued during the year on exercise of share based awards	2
Ending balance	35	33	$ 33
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	839,442	816,743
Shares issued during the year on exercise of share based awards	103,855	22,699
Ending balance	$ 943,297	$ 839,442	$ 816,743
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	39,667,911	39,667,911
Ending balance	39,667,911	39,667,911	39,667,911
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 20	$ 20
Ending balance	20	20	$ 20
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	1,217,920	1,217,920
Ending balance	$ 1,217,920	$ 1,217,920	$ 1,217,920